SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 14:- SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographical areas:

The Company adopted ASC 280 (originally issued as Statement of Financial Accounting Standard No. 131, “Disclosures About Segments of an Enterprise and Related Information”). The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has only one operating segment. The Company’s total revenues are attributable to geographic areas based on the location of the end customer.

The following table presents total revenues for the years ended December 31, 2009, 2010 and 2011 and long-lived assets as of December 31, 2009, 2010 and 2011:

	2009		2010		2011
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets
North America	$9,062	$156	$8,742	$13	$8,694	$34
Europe and the Middle East	424	17	802	87	714	58
Asia Pacific	265	127	765	6	263	—

	$9,751	$300	$10,309	$106	$9,671	$92

b.	Major customers data as a percentage of total revenues:

There were no customers representing 10% or more of revenues in 2011. One customer represented approximately 11% of the Company’s total revenues in each of 2010 and 2009.